Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable

NOTE 6- NOTES PAYABLE

Revolving Loan

Effective September 21, 2012, the Company entered into a credit agreement (“Revolving Loan”) with TCA Global Credit Master Fund, LP (“TCA”), which provided the Company with an initial revolving loan commitment of $250,000. TCA may increase the commitment up to $2,000,000 upon the Company’s request and at TCA’s sole discretion. Net proceeds received from the Company amounted to $201,775 after deducting financing fees. The interest rate on this and all extensions of the Revolving Loan is 12% per annum, with a default rate of 18%. Per the agreement, accrued and unpaid interest on the unpaid principal balance shall be payable on a weekly basis beginning on September 28, 2012.

The Revolving Loan has a 6-month term that may be extended for 6 months at TCA’s discretion with a 4% renewal fee. The loan is collateralized by a security interest in all tangible and intangible assets of the Company. The fees incurred by the Company for this facility are as follows: (i) a 4% transaction advisory fee, (ii) an asset monitoring fee of $1,500, (iii) due diligence fee of $10,000, (iv) document review and legal fees of $12,500, and (v) $17,500 for a brokerage fee to TCAs financing partner. The total amount the Company incurred as initial financing fees was $53,225 and was recorded as debt issuance costs. During the three and nine months ended September 30, 2013, the Company amortized $0 and $24,394 to interest expense in the accompanying consolidated statement of operations. The credit line includes a minimum monthly fee of not less than 0.875% of the then applicable revolving loan commitment.

In connection with this transaction, the Company issued a series of three warrants to TCA (“TCA Warrants”), each to purchase 1,841,564 shares of common stock, or 1% of the issued and outstanding common stock of the Company at September 21, 2012. Each warrant has an exercise price of $0.001 per share. Each of the TCA Warrants is immediately exercisable upon issuance and have terms of six months, nine months and twelve months, respectively. Attached to each of the TCA Warrants is a mandatory redemption clause, which obligates the Company to redeem the warrant in full by payment of $30,000 each if not exercised by the respective redemption dates of six months (March 21, 2013) for Warrant #1, nine months (June 21, 2013) for Warrant #2, and twelve months (September 21, 2013) for Warrant #3. The Company will record the liability if the warrants are not exercised on or prior to the respective redemption dates. During the three and nine months ended September 30, 2013, the Company recorded $0 and $90,000, respectively, in accounts payable and accrued expenses with a corresponding reduction to additional paid-in capital related to TCA Warrants in connection with its mandatory redemption clause.

The relative fair value of the warrants of $217,817 is treated as a discount and is amortized over the life of the Revolving Loan. During the three and nine months ended September 30, 2013, the Company amortized $0 and $90,758, respectively, to interest expense in the accompanying condensed consolidated statements of operations.

The Revolving Loan contains negative covenants, which states that the Company shall not, either directly or indirectly, create, assume, incur or have outstanding any funded indebtedness (as defined), or become liable, whether as endorser, guarantor, surety or otherwise, for any debt or obligation of any other person, or otherwise consummate any transaction or series of transactions involving the issuance of debt securities of the Company, except: (a) the obligations (as defined); (b) endorsement for collection or deposit of any commercial paper secured in the ordinary course of business; (c) obligations for taxes, assessments, municipal or other governmental charges; provided the same are being contested in good faith by appropriate proceedings and are insured against or bonded over to the satisfaction of TCA; (d) obligations for accounts payable, other than for money borrowed, incurred in the ordinary course of business; provided that, any management or similar fees payable by the Company shall be fully subordinated in right of payment to the prior payment in full of the loans made hereunder; (e) obligations existing on the date hereof which are disclosed on the consolidated financial statements; (f) unsecured intercompany funded indebtedness incurred in the ordinary course of business; (g) funded indebtedness existing on September 21, 2012 and set forth in the consolidated financial statements, including any extensions or refinancing of the foregoing, which do not increase the principal amount of such funded indebtedness as of the date of such extension or refinancing; provided such funded indebtedness is subordinated to the obligations owed to TCA pursuant to a subordination agreement, in form and content acceptable to TCA in its sole discretion, which shall include an indefinite standstill on remedies and payment blockage rights during any default; (h) funded indebtedness consisting of capital lease obligations or secured by permitted liens not to exceed $250,000 in the aggregate at any time; (i) contingent liabilities arising with respect to customary indemnification obligations in favor of purchasers in connection with dispositions permitted hereunder; (j) contingent liabilities incurred in the ordinary course of business with respect to surety and appeal bonds, performance bonds and other similar obligations; (k) contingent liabilities arising under indemnity agreements to title insurers to cause such title insurers to issue to TCA title insurance policies; and (l) funded indebtedness that is subordinate, as a matter of law, or pursuant to a separate subordination agreement acceptable to TCA, to the obligations of the Company to TCA hereunder or under any other loan document.

Pursuant to the terms of the Revolving Loan agreement, the Company shall not, nor shall the Company permit any of its subsidiaries to, either directly or indirectly, issue or distribute any additional capital stock or other securities of the Company or its subsidiaries with the prior written consent of TCA, provided, however, that in the event the

Company seeks to issue or sell any of its securities in an amount of more than $1,000,000, then the Company may consummate such sale or issuance, without TCA’s consent, but only if the Company shall, from the proceeds of such sale or issuance, direct a sufficient amount of proceeds to be paid directly to TCA in full and final payment of the obligations of the Company under the Revolving Loan agreement and all other loan documents.

The Revolving Loan contains financial covenants, which consist of: (1) positive EBITDA to be maintained at all times and (2) the Company shall have cash flow and revenue projections that are not less than 75% of the cash flow and revenue projections as shown on the financial projections provided by the Company to TCA as part of TCA’s due diligence. As of September 30, 2013, the Company was not in compliance with all covenants associated with the Revolving Loan. The lender provided a notice of default, which indicated that effective March 21, 2013, the default interest rate of 18% would be in effect. The amount of principal due at September 30, 2013 and December 31, 2012 was $250,000. Accrued interest of $26,724 and $175 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012, respectively.

On May 29, 2013, TCA formally served the Company with a Demand Notice for repayment of the principal balance of $250,000, the redemption of the three warrants, which totaled $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. Subsequently, the Company became aware that TCA filed a complaint against it and the Company’s CEO seeking to foreclose on the Company’s assets and money damages. As a result, a Clerk’s Entry of Default was entered against the Company and its CEO. Effective November 19, 2013, the Company and TCA entered into a settlement agreement, pursuant to which (i) the Company acknowledged that the aggregate amount it owed to TCA as of October 24, 2013 was $449,221 (including a $50,000 fee agreed to by the Company in connection with the restructuring), (ii) the Company made a payment of $65,631 against the outstanding balance, and (iii) TCA waived the defaults under the loan transaction and extended the due date of the outstanding amounts it is owed to May 19, 2014. On November 25, 2013, the court granted TCA’s Motion to Vacate the Clerk’s Entry of Default, the Clerk’s Entry of Default was vacated by the court, and the action was dismissed without prejudice.

Notes Payable – Related Parties

During 2011, the Company issued an aggregate of $157,355 of notes payable to employees in lieu of compensation due. The notes matured in December 2012, are now due on demand and accrue interest at a rate of 2.25% per year. The amount of principal due at September 30, 2013 and December 31, 2012 was $112,570 and $121,815, respectively. Accrued interest of $5,075 and $3,758 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012, respectively.

On January 17, 2012 and June 15, 2012, the Company issued $10,000 and $1,000, respectively, of notes payable to one employee. The notes maturedon June 15, 2013 and accrue interest of 8% per year. The amount of principal due at September 30, 2013 and December 31, 2012 was $10,000. Accrued interest of $1,363 and $802 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012, respectively.

Notes Payable

Notes payable consist of the following at:

	September 30, 2013	December 31, 2012
		(audited)
Note payable to an individual, 12% interest rate, entered into in August 2011, due on demand	$14,448	$14,948

Note payable to an individual, 2% interest rate, entered into in November 2011,due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	10,000

Secured note payable, 10% interest rate, entered into in December 2011, now due on demand with default interest rate of 15%	100,000	100,000
Notes payable to various individuals, 12% interest rate, entered into in August and September 2013, due in one year	173,500	-
Secured note payable, 12% interest rate, entered into in September 2013, due in January 2014	50,000	-

Note payable to an individual, simple flat interest due of $5,000, entered into in March 2013, due on demand	30,000	-
	397,948	144,948
Less current portion	(397,948)	(144,948)

	$-	$-

On December 20, 2011, the Company issued a 10% senior secured promissory note (“Secured Note”) to an individual in the amount of $100,000 and was due in December 2012. The Secured Note is secured by all of the Company’s intangible assets.

In connection with the Secured Note, the Company granted a warrant to purchase 6,666,666 shares of the Company’s common stock at an exercise price of $0.015 per share that expires in December 2018. The relative fair value of the warrant of $95,082 was treated as a discount to the Secured Note and was amortized over the life of the Secured Note. During the three and nine months ended September 30, 2012, the Company amortized $23,771 and $71,312, respectively to interest expense in the accompanying condensed consolidated statement of operations. The discount was fully amortized by December 31, 2012.

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note, extending the maturity date from December 20, 2012 to June 20, 2013. In connection with the waiver and amendment #1 agreement, the Company issued a warrant for the purchase of 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire in February 2016. The fair value of the warrant was approximately $380,000, which was computed using the Black-Scholes option pricing model with the following assumptions: (1) expect term of 3.0 years; volatility of 58.90%, discount rate of 0.42% and dividend rate of zero.

In accordance with relevant accounting guidance, the Company determined that the issuance of the warrants met the requirement for debt extinguishment accounting. There was no gain or loss recognized in connection with the extinguishment. Since the warrant was issued in connection with a debt instrument, the Company recorded the relative fair value of the warrant of $79,167 as debt discount to be amortized over the life of the note. During the three and nine months ended September 30, 2013, the Company amortized $0 and $79,167 to interest expense in the accompanying condensed consolidated statement of operations. In addition, the Company agreed to pay interest at 10% for the first 4 months and 15% for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through the maturity date.

On April 24, 2013 the Company revised a March 2013 Lending Agreement and Promissory Note to an individual in the initial amount of $60,000 in principal with simple flat interest of $2,500 to $70,000 in principal with simple flat interest of $5,000 with payments due through July 2013. Principal payments with interest shall be paid either directly by the Company or via direct distribution agreements by third party to the holder. The Company made $40,000 in principal payments during September 2013 on this note.

On June 30, 2013 the Company retired two promissory notes, one for $75,000 dated January 22, 2013 and one for $25,000 on February 21, 2013, related to the exercise of 5,000,000 warrants pursuant to the cashless exercise provision contained in warrant agreement (See Note 7).

Accrued interest related to notes payable of $25,900 and $14,319 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012, respectively.

Convertible Notes Payable

Convertible notes payable consist of the following at:	September 30, 2013	December 31, 2012
		(audited)
Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due on demand with default interest rate of 13%	100,000	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, now due on demand with default interest rate of 15%	10,000	10,000

Secured convertible notes, 10% interest rate, entered into on May 18, 2012, originally due May 18, 2013, now due on demand with default interest rate of 15%, net of discount of $0 and $16,875, respectively	45,000	28,125

Secured convertible notes, 10% interest rate, entered into on May 22, 2012, originally due May 22, 2013, now due on demand with default interest rate of 15%, net of discount of $0 and $29,167, respectively	70,000	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, originally due June 2013, now due on demand with default interest rate of 15%, net of discount of $0 and $25,667, respectively	50,000	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, now due on demand with default interest rate of 15%, net of discount of $0 and $8,334, respectively	100,000	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, now due on demand with default interest rate of 15%, net of discount of $0 and $1,667, respectively	10,000	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, now due on demand with default interest rate of 15%, net of discount of $0 and $4,166, respectively	25,000	20,834

Secured convertible note, 10% interest rate, entered into in September 2012, now due on demand, net of discount of $0 and $7,292, respectively	10,000	2,708
	420,000	(332,832)
Less current portion	(420,000)	332,832

	$-	$-

During the three and nine months ended September 30, 2013 and 2012, the Company recorded the relative fair value of warrants and beneficial conversion features of $0, $79,167, $362,817 and $687,264, respectively, as debt discount to be amortized over the life of the respective convertible debt instrument.

During the three and nine months ended September 30, 2013 and 2012, the Company amortized $2,291, $93,168, $252,726 and $362,695, respectively, of debt discount to interest expense related to the Company’s convertible notes payable in the accompanying condensed consolidated statements of operations.

As of September 30, 2013, a number of the outstanding employee notes payable, notes payable and convertible notes payable balances are delinquent. The Company is working with the note holders to negotiate new terms.

Accrued interest related to convertible notes payable of $44,749 and $25,995 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012, respectively.

7. NOTES PAYABLE

Revolving Loan

Effective September 21, 2012, the Company entered into a credit agreement (“Revolving Loan”) with TCA Global Credit Master Fund, LP (“TCA”), which provided the Company with an initial revolving loan commitment of $250,000. TCA may increase the commitment up to $2,000,000 upon the Company’s request and at TCA’s sole discretion. Net proceeds received from the Company amounted to $201,775 after deducting financing fees. The interest rate on this and all extensions of the Revolving Loan is 12% per annum, with a default rate of 18%. Per the agreement, accrued and unpaid interest on the unpaid principal balance shall be payable on a weekly basis beginning on September 28, 2012.

The Revolving Loan has a 6-month term that may be extended for 6 months at TCA’s discretion with a 4% renewal fee. The loan is collateralized by a security interest in all tangible and intangible assets of the Company. The fees incurred by the Company for this facility are as follows: (i) a 4% transaction advisory fee, (ii) an asset monitoring fee of $1,500, (iii) due diligence fee of $10,000, (iv) document review and legal fees of $12,500, and (v) $17,500 for a brokerage fee to TCAs financing partner. The total amount the Company incurred as initial financing fees was $53,225 and was recorded as debt issuance costs. During the year ended December 31, 2012, the Company amortized $28,831 to interest expense in the accompanying consolidated statement of operations. The Revolving Loan includes a minimum monthly fee of not less than 0.875% of the then applicable revolving loan commitment.

In connection with this transaction, the Company issued a series of three warrants to TCA (“TCA Warrants”), each to purchase 1,841,564 shares of common stock, or 1% of the issued and outstanding common stock of the Company at September 21, 2012. Each warrant has an exercise price of $0.001 per share. Each of the TCA Warrants is immediately exercisable upon issuance and have terms of six months, nine months and twelve months, respectively. Attached to each of the TCA Warrants is a mandatory redemption clause, which obligates the Company to redeem the warrant in full by payment of $30,000 each if not exercised by the respective redemption dates of six months (March 21, 2013) for Warrant #1, nine months (June 21, 2013) for Warrant #2, and twelve months (September 21, 2013) for Warrant #3. The Company will record the liability if the warrants are not exercised on or prior to the respective redemption dates.

The relative fair value of the warrants of $217,817 is treated as a discount and is amortized over the life of the Revolving Loan using the straight line method, which approximates the effective interest method. During the year ended December 31, 2012, the Company amortized $127,059 to interest expense in the accompanying consolidated statement of operations.

The Revolving Loan contains negative covenants, which states that the Company shall not, either directly or indirectly, create, assume, incur or have outstanding any funded indebtedness (as defined), or become liable, whether as endorser, guarantor, surety or otherwise, for any debt or obligation of any other person, or otherwise consummate any transaction or series of transactions involving the issuance of debt securities of the Company, except: (a) the obligations (as defined); (b) endorsement for collection or deposit of any commercial paper secured in the ordinary course of business; (c) obligations for taxes, assessments, municipal or other governmental charges; provided the same are being contested in good faith by appropriate proceedings and are insured against or bonded over to the satisfaction of TCA; (d) obligations for accounts payable, other than for money borrowed, incurred in the ordinary course of business; provided that, any management or similar fees payable by the Company shall be fully subordinated in right of payment to the prior payment in full of the loans made hereunder; (e) obligations existing on the date hereof which are disclosed on the consolidated financial statements; (f) unsecured intercompany funded indebtedness incurred in the ordinary course of business; (g) funded indebtedness existing on September 21, 2012 and set forth in the consolidated financial statements, including any extensions or refinancing of the foregoing, which do not increase the principal amount of such funded indebtedness as of the date of such extension or refinancing; provided such funded indebtedness is subordinated to the obligations owed to TCA pursuant to a subordination agreement, in form and content acceptable to TCA in its sole discretion, which shall include an indefinite standstill on remedies and payment blockage rights during any default; (h) funded indebtedness consisting of capital lease obligations or secured by permitted liens not to exceed $250,000 in the aggregate at any time; (i) contingent liabilities arising with respect to customary indemnification obligations in favor of purchasers in connection with dispositions permitted hereunder; (j) contingent liabilities incurred in the ordinary course of business with respect to surety and appeal bonds, performance bonds and other similar obligations; (k) contingent liabilities arising under indemnity agreements to title insurers to cause such title insurers to issue to TCA title insurance policies; and (l) funded indebtedness that is subordinate, as a matter of law, or pursuant to a separate subordination agreement acceptable to TCA, to the obligations of the Company to TCA hereunder or under any other loan document.

Pursuant to the terms of the Revolving Loan agreement, the Company shall not, nor shall the Company permit any of its subsidiaries to, either directly or indirectly, issue or distribute any additional capital stock or other securities of the Company or its subsidiaries with the prior written consent of TCA, provided, however, that in the event the Company seeks to issue or sell any of its securities in an amount of more than $1,000,000, then the Company may consummate such sale or issuance, without TCA’s consent, but only if the Company shall, from the proceeds of such sale or issuance, direct a sufficient amount of proceeds to be paid directly to TCA in full and final payment of the obligations of the Company under the Revolving Loan agreement and all other loan documents.

The Revolving Loan contains financial covenants, which consist of: (1) positive EBITDA to be maintained at all times; (2) the Company shall have cash flow and revenue projections that are not less than 75% of the cash flow and revenue projections shown on the financial projections provided by the Company to TCA as part of TCA’s due diligence. As of December 31, 2012, the Company was not in compliance with all covenants associated with the Revolving Loan. The lender provided a notice of default, which indicated that effective March 21, 2013, the default interest rate of 18% would be in effect. The amount of principal due at December 31, 2012 was $250,000. Accrued interest of $175 is included in accounts payable and accrued expenses in the accompanying balance sheet as of December 31, 2012.

On May 29, 2013, TCA formally served the Company with a demand notice for repayment of the principal balance of $250,000, the redemption of the three warrants, totaling $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. The Company is currently seeking alternative sources of financing to resolve this obligation.

Notes Payable – Related Parties

In April and September 2011, the Company issued $157,355 of notes payable to employees in lieu of compensation due as part of separation agreements. The notes matured in December 2012, are now due on demand and accrue interest at a rate of 2.25% per year. The amount of principal due at December 31, 2012 and 2011 was $121,815 and $139,243, respectively. Accrued interest of $3,758 and $965 is included in accounts payable and accrued expenses in the accompanying balance sheets as of December 31, 2012 and 2011, respectively.

On January 17, 2012 and June 15, 2012, the Company issued $10,000 and $1,000, respectively, of notes payable to one employee in lieu of compensation due. The notes mature through June 15, 2013 and accrue interest of 8% per year. The amount of principal due at December 31, 2012 was $10,000. Accrued interest of $802 is included in accounts payable and accrued expenses in the accompanying balance sheet as of December 31, 2012.

Notes Payable

Notes payable consist of the following at:

	December 31, 2012	December 31, 2011

Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	-

Secured note payable, 10% interest rate, entered into in December 2011, due on demand, net of discount of $0 and $91,120, respectively	100,000	8,880
	144,948	43,828

Less current portion	(144,948)	(43,828)
	$-	$-

On December 20, 2011, the Company issued a 10% senior secured promissory note (“Secured Note”) to an individual in the amount of $100,000 and was due in December 2012. The Secured Note is secured by all of the Company’s intangible assets.

In connection with the Secured Note, the Company granted a warrant to purchase 6,666,666 shares of the Company’s common stock at an exercise price of $0.015 per share that expires in December 2018.

The relative fair value of the warrant of $95,082 was treated as a discount to the Secured Note and was amortized over the life of the Secured Note. During the years ended December

31, 2012 and 2011, $91,120 and $3,962, respectively, was amortized to interest expense in the accompanying consolidated statements of operations.

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note, extending the maturity date of Secured Note from December 20, 2012 to June 20, 2013. In connection with this waiver and amendment #1 agreement, the Company issued a warrant for the purchase of 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire on February 12, 2016. In addition, the Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Accrued interest of $14,319 and $934 is included in accounts payable and accrued expenses in the accompanying balance sheets as of December 31, 2012 and 2011, respectively.

Convertible Notes Payable

Convertible notes payable consist of the following at December 31, 2012:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due in March 2013 with default interest rate of 13%	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, originally due October 2012, now due on demand with default interest rate of 15%, net of discount of $0	10,000

Secured convertible note, 10% interest rate, entered into on May 18, 2012, due May 18, 2013, net of discount of $16,875	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, due May 22, 2013, net of discount of $29,167	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, due June 2013, net of discount of $25,667	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $8,334	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, due February 3, 2013, net of discount of $1,667	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, due February 8, 2013, net of discount of $4,166	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $7,292	2,708
332,832

Less current portion	(332,832)

$-

On February 9, 2012, the Company issued a 10% secured convertible note (“February Convertible Note”) to an individual in the amount of $50,000 and was due in August 2012. Net proceeds received from the Company amounted to $29,318 after deducting payments of $20,682 for outstanding accounts payable balances. The February Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.015 per share. On October 12, 2012 the holder of the February Convertible Note converted $50,000 of principal and $2,500 of accrued interest into 3,500,000 shares of common stock.

In connection with the February Convertible Note, the Company granted a warrant to purchase 3,333,333 shares of the Company’s common stock at an exercise price of $0.015 per share that expires in August 2019.

The relative fair value of the warrant of $47,530 and the value of the BCF of $2,470, which are limited to the face amount of the February Convertible Note, are treated as discounts to the February Convertible Note and was amortized over the life of the February Convertible Note. During the year ended December 31, 2012, the Company amortized $50,000 to interest expense in the accompanying consolidated statement of operations.

On March 13, 2012, the Company issued an 8% promissory note (“Promissory Note”) to an individual in the amount of $100,000 and was due in September 2012. Net proceeds received from the Company amounted to $71,373 after deducting payments of $28,627 for outstanding accounts payable balances.

In connection with the Promissory Note, the Company granted a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 per share that expires in March 2019.

The relative fair value of the warrant of $93,447 is treated as a discount to the Promissory Note and was amortized over the life of the Promissory Note. During the year ended December 31, 2012, the Company amortized $93,447 to interest expense in the accompanying consolidated statement of operations.

On July 13, 2012, the Company entered into a senior promissory note addendum to modify the Promissory Note to include a conversion feature (“July Convertible Note”). The July Convertible Note can be converted into shares of the Company’s common stock at a conversion price of $0.02 per share. The July Convertible Note matured in September 2012. In accordance with applicable accounting guidance, this is treated as a debt extinguishment and the July Convertible Note is recorded as a new instrument. There was no gain or loss on the debt extinguishment. The BCF of $100,000, which is limited to the face amount of the note, is treated as a discount and is amortized over the remaining life of the note. During the year ended December 31, 2012, the Company amortized $91,666 to interest expense in the accompanying consolidated statement of operations.

On October 13, 2012, the Company issued 500,000 shares to the note holder of the July Convertible Note in exchange for a 6-month extension. In accordance with relevant accounting guidance, the Company determined that the issuance of shares of common stock met the requirement for debt extinguishment accounting and as a result, the Company recorded the fair value of $150,000 (computed as 500,000 shares of common stock at a share price of $0.30) as loss on debt extinguishment.

On December 17, 2012, this same note holder exercised warrants to purchase 10,000,000 shares of common stock at a price of $0.01 per share for proceeds of $100,000.

On April 17, 2012, the Company issued a 10% secured convertible note (“April Convertible Note”) to an individual in the amount of $10,000 and was due in October 2012 and is now due on demand. The April Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The April Convertible Note is secured by all of the Company’s intangible assets.

In connection with the April Convertible Note, the Company granted a warrant to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.05 per share that expires in April 2019.

The relative fair value of the warrant of $8,438 and the value of the BCF of $1,562, which are limited to the face amount of the April Convertible Note, are treated as a discount to the April Convertible Note and was amortized over the life of the April Convertible Note. During the year ended December 31, 2012, the Company amortized $10,000 to interest expense in the accompanying consolidated statement of operations.

During the months of May and June 2012, the Company issued a series of 10% secured convertible notes (“May and June Convertible Notes”) to individuals in the aggregate amount of $171,000 and mature through June 2013. Net proceeds received from the Company amounted to $113,806 after deducting payments of $57,194 for outstanding accounts payable balances. The May and June Convertible Notes are convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The May and June Convertible Notes are secured by all of the Company’s intangible assets.

The value of the BCF of $171,000, which is limited to the face amount of the May and June Convertible Notes, is treated as a discount to the May and June Convertible Notes and is amortized over the life of the May and June Convertible Notes. During the year ended December 31, 2012, the Company amortized $99,291 to interest expense in the accompanying consolidated statement of operations.

On July 13, 2012, the Company issued a 10% secured convertible note (“July Convertible Note #2”) to an individual in the amount of $100,000 and was due in January 2013. The July Convertible Note #2 is convertible into shares of the Company’s common stock at a conversion price of $0.01 per share.

In connection with the July Convertible Note #2, the Company granted a warrant to purchase 10,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share that expires in July 2019.

The relative fair value of the warrant of $96,667 and the value of the BCF of $3,333, which are limited to the face amount of the July Convertible Note #2, are treated as discounts to the July Convertible Note #2 and will be amortized over the life of the July Convertible Note #2. During the year ended December 31, 2012, the Company amortized $100,000 to interest expense in the accompanying consolidated statement of operations.

On December 14, 2012, the Company entered into a waiver and amendment agreement with the holder of the July Convertible Note #2. The amendment modified the maturity date from January 13, 2013 to July 13, 2013. In consideration for the extension and to waive any and all events of defaults (as defined), the Company issued 2,500,000 shares of common stock to the holder. In accordance with relevant accounting guidance, the Company determined that the issuance of shares of common stock met the requirement for debt extinguishment accounting and as a result, the Company recorded the fair value of $750,000 (computed as 2,000,000 shares of common stock at a share price of $0.30), as loss on debt extinguishment.

On August 3, 2012, the Company issued a 10% secured convertible note to an individual in the amount of $10,000, which is due in February 2013. The note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The convertible note is secured by all of the Company’s intangible assets. The BCF of $10,000 is treated as a discount and is amortized over the life of the note. During the year ended December 31, 2012, the Company amortized $8,333 to interest expense in the accompanying consolidated statement of operations.

On August 8, 2012, the Company issued a 10% secured convertible note (“August 2012 Convertible Note”) to an individual in the amount of $25,000 and is due in February 2013. The August 2012 Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The August 2012 Convertible Note is secured by all of the Company’s intangible assets. The BCF of $25,000 is treated as a discount and is amortized over the life of the August 2012 Convertible Note. During the year ended December 31, 2012, the Company amortized $20,834 to interest expense in the accompanying consolidated statement of operations.

On September 24, 2012, the Company issued a 10% secured convertible note (“September 2012 Convertible Note”) to an individual in the amount of $10,000 and is due in September 2013. The September 2012 Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The September 2012 Convertible Note is secured by all of the Company’s intangible assets. The BCF of $10,000 is treated as a discount and is amortized over the life of the September 2012 Convertible Note. During the year ended December 31, 2012, the Company amortized $2,708 to interest expense in the accompanying consolidated statement of operations.

On December 14, 2012, the Company issued a 10% convertible senior promissory note (“December 2012 Convertible Note”) to an individual in the amount of $50,000 with a conversion price of $0.02 per share, maturing in December 2013. On that same day, the holder converted the entire amount of the December 2012 Convertible Note of $50,000 into 2,500,000 shares of common stock. The BCF of $50,000 is treated as a discount and is amortized over the life of the December 2012 Convertible Note. During the year ended December 31, 2012, the Company amortized $50,000 to interest expense in the accompanying consolidated statement of operations.

As of December 31, 2012, an aggregate of $286,763 of the outstanding related parties notes payable, notes payable and convertible notes payable balances became delinquent. The Company is working with the note holders to negotiate new terms.